PROPERTY AND EQUIPMENT, NET (Details)	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2020 CNY (¥)
PROPERTY AND EQUIPMENT, NET
Property and equipment, at cost	$ 182,036,000		¥ 1,230,989,000		¥ 1,187,786,000
Less: accumulated depreciation	(73,082,000)		(499,235,000)		(476,864,000)
Less: impairment	(53,423,000)		(335,134,000)		(348,582,000)
Property and equipment, net	55,531,000		396,620,000		362,340,000
Depreciation expenses	5,850,000	¥ 38,169,000	28,642,000	¥ 12,017,000
Impairment of property, plant and equipment	2,061,000	13,448,000	0	0
Cost of revenues
PROPERTY AND EQUIPMENT, NET
Depreciation expenses	5,850,000	¥ 38,169,000	28,598,000	11,999,000
Sales and marketing expenses
PROPERTY AND EQUIPMENT, NET
Depreciation expenses			6,000
General and administrative expenses
PROPERTY AND EQUIPMENT, NET
Depreciation expenses			18,000	9,000
Research and development expenses
PROPERTY AND EQUIPMENT, NET
Depreciation expenses			20,000	¥ 9,000
Optical Fibers
PROPERTY AND EQUIPMENT, NET
Property and equipment, at cost	2,008,000		13,100,000		13,100,000
Computer equipment
PROPERTY AND EQUIPMENT, NET
Property and equipment, at cost	109,496,000		869,344,000		825,796,000
Furniture and fixtures
PROPERTY AND EQUIPMENT, NET
Property and equipment, at cost	922,000		8,389,000		6,011,000
Leasehold improvements
PROPERTY AND EQUIPMENT, NET
Property and equipment, at cost	2,826,000		18,645,000		18,439,000
Motor vehicles
PROPERTY AND EQUIPMENT, NET
Property and equipment, at cost	1,048,000		7,675,000		6,838,000
Buildings
PROPERTY AND EQUIPMENT, NET
Property and equipment, at cost	$ 65,736,000		¥ 313,836,000		¥ 317,602,000